Segment Information - Results per Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 218,887	$ 175,126	$ 180,044
Sales of products	9,384	32,508	32,572
Time charter, voyage and port terminal expenses	(43,090)	(31,949)	(33,617)
Direct vessel expenses	(48,725)	(48,962)	(62,554)
Cost of products sold	(9,077)	(31,289)	(30,717)
Depreciation of vessels, port terminals and other fixed assets	(26,662)	(26,583)	(23,322)
Amortization of intangible assets	(2,773)	(2,724)	(3,543)
Amortization of deferred drydock and special survey costs	(5,166)	(7,204)	(7,928)
General and administrative expenses	(17,393)	(15,064)	(16,665)
Provision of losses on accounts receivable	(341)	(75)	(569)
Taxes other than income taxes	(7,745)	(7,056)	(9,018)
Interest expense and finance cost, net	(40,531)	(39,669)	(28,347)
Interest income	4,579	517	238
Gain on sale of assets	0	28	1,064
Foreign exchange differences, net	(1,596)	(1,355)	(726)
Other income/(expense), net	3,621	9,237	2,725
Income/(loss) before income taxes	33,372	5,486	(363)
Income tax (expense)/ benefit	(1,233)	1,376	3,468
Net income/(loss)	32,139	6,862	3,105
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	92,719	66,812	53,526
Sales of products	9,384	32,508	32,572
Time charter, voyage and port terminal expenses	(17,648)	(14,830)	(14,432)
Cost of products sold	(9,077)	(31,289)	(30,717)
Depreciation of vessels, port terminals and other fixed assets	(7,186)	(7,284)	(5,238)
Amortization of intangible assets	(995)	(950)	(729)
General and administrative expenses	(5,694)	(3,837)	(3,778)
Provision of losses on accounts receivable	(198)
Interest expense and finance cost, net	(17,296)	(16,320)	(7,004)
Interest income	1,934	64	14
Gain on sale of assets		28
Foreign exchange differences, net	(387)	(377)	(406)
Other income/(expense), net	1,539	9,240	16
Income/(loss) before income taxes	47,095	33,765	23,824
Net income/(loss)	47,095	33,765	23,824
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	47,510	43,102	48,130
Time charter, voyage and port terminal expenses	(2,076)	(1,565)	(1,866)
Direct vessel expenses	(23,982)	(23,134)	(32,017)
Depreciation of vessels, port terminals and other fixed assets	(3,489)	(2,932)	(2,940)
Amortization of deferred drydock and special survey costs	(3,033)	(4,576)	(5,148)
General and administrative expenses	(2,463)	(2,496)	(1,718)
Taxes other than income taxes	(3,485)	(3,298)	(4,463)
Interest expense and finance cost, net	(5,158)	(4,928)	(4,784)
Interest income	441
Foreign exchange differences, net	(911)	(583)	144
Other income/(expense), net	104	704
Income/(loss) before income taxes	3,458	294	(4,662)
Income tax (expense)/ benefit	(1,905)	(910)	(1,199)
Net income/(loss)	1,553	(616)	(5,861)
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	78,658	65,212	78,388
Time charter, voyage and port terminal expenses	(23,366)	(15,554)	(17,319)
Direct vessel expenses	(24,743)	(25,828)	(30,537)
Depreciation of vessels, port terminals and other fixed assets	(15,987)	(16,367)	(15,144)
Amortization of intangible assets	(1,778)	(1,774)	(2,814)
Amortization of deferred drydock and special survey costs	(2,133)	(2,628)	(2,780)
General and administrative expenses	(9,236)	(8,731)	(11,169)
Provision of losses on accounts receivable	(143)	(75)	(569)
Taxes other than income taxes	(4,260)	(3,758)	(4,555)
Interest expense and finance cost, net	(18,077)	(18,421)	(16,559)
Interest income	2,204	453	224
Gain on sale of assets			1,064
Foreign exchange differences, net	(298)	(395)	(464)
Other income/(expense), net	1,978	(707)	2,709
Income/(loss) before income taxes	(17,181)	(28,573)	(19,525)
Income tax (expense)/ benefit	672	2,286	4,667
Net income/(loss)	$ (16,509)	$ (26,287)	$ (14,858)